Leases	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Leases
Note 27: Leases
Lessee
In the ordinary course of business, the Company enters leases primarily for property and equipment. The carrying amount and the related depreciation for the right-of-use
assets for the years ending December 31, 2021 and 2020 were as follows:

	Land, Buildings and Building Improvements	Computer Equipment (1)	Furniture, Fixtures and Other Equipment	Total
Year ended December 31, 2021
Carrying amount	169	10	2	181
Depreciation	56	24	1	81
Year ended December 31, 2020
Carrying amount	171	49	2	222
Depreciation	67	22	1	90
(1) The Company exited technology equipment leases which contributed to the decrease in the carrying amount in 2021.
Expenses
related to short-term leases were $3 million and $6 million and were recognized in the consolidated income statement for the years ending December 31, 2021 and 2020, respectively.
For the years ending December 31, 2021 and 2020, cash outflows for leases, which include payments of lease principal, interest, short-term and low value leases, were $122 million and $96 million, respectively. The 2021 amount includes $23 million to exit technology equipment leases.

The following table sets forth the Company’s future aggregate undiscounted non-cancellable
lease payments over the lease term as well as its discounted lease liabilities as reported in the consolidated statement of financial position as of December 31, 2021 and 2020:

	December 31,

	2021	2020

Within 1 year	73	92
Between 1 and 2 years	63	76
Between 2 and 3 years	46	49
Between 3 and 4 years	35	39
Between 4 and 5 years	26	29
Later than 5 years	45	44
Total undiscounted cash flows	288	329
Lease liabilities included in the consolidated statement of financial position
Current	64	83
Non-current	197	223
As of December 31
, 2021
and 2020
, the Company was committed to leases with future cash outflows totaling $106 million and $134 million, respectively, which had not yet commenced and therefore are not accounted for as a liability as of December 31
, 2021
and 2020
, respectively. A liability and corresponding
right-of-use
asset will be recognized for these leases at the lease commencement date.
With certain leases, the Company guarantees the restoration of the leased property to a specified condition after completion of the lease period. The liability associated with these restorations is recorded within “Provisions and other non-current
liabilities” in the consolidated statement of financial position.
Lessor
The Company may act as a
sub-lessor
to recover costs associated with leased office space it no
longer requires for its business.
Operating lease income of nil and $20 million was recognized in the consolidated income statement for the years ending December 31
, 2021
and 2020
, respectively.
The Company is entitled to receive the following aggregate undiscounted payments for finance leases as of December 31
, 2021
and
2020:

	December 31,

	2021	2020

Within 1 year	7	8
Between 1 and 2 years	7	7
Between 2 and 3 years	6	7
Between 3 and 4 years	5	7
Between 4 and 5 years	1	5
Later than 5 years	1	2
Total undiscounted lease payments to be received	27	36
Unearned finance income	(2)	(3)
Net investment in leases	25	33